Average Annual Total Returns - VIPMidCapPortfolio-InvestorPRO - VIPMidCapPortfolio-InvestorPRO - VIP Mid Cap Portfolio	Apr. 29, 2023
VIP Mid Cap Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(14.83%)
Past 5 years	5.87%
Past 10 years	9.87%
SP004
Average Annual Return:
Past 1 year	(13.06%)
Past 5 years	6.71%
Past 10 years	10.78%